SHARE-BASED COMPENSATION - Options Outstanding and Exercisable (Details) - Stock options - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Options outstanding and exercisable
Outstanding Number of Shares	1,159,247	1,016,997	1,181,954
Exercisable Number of Shares	959,550	919,396	754,136
Exercise price range $0.41 - $4.00, remaining life less than 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 0.41
Exercise Price, high end of the range (in dollars per share)	$ 4.00
Outstanding Number of Shares	245,525
Exercisable Number of Shares	245,525
Exercise price range $0.41 - $4.00, remaining life less than 1 year | Maximum
Options outstanding and exercisable
Remaining Life (in years)	1 year
Exercise price range $0.41 - $4.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 0.41
Exercise Price, high end of the range (in dollars per share)	$ 4.00
Outstanding Number of Shares	57,916
Remaining Life (in years)	1 year
Exercisable Number of Shares	57,916
Exercise price range $0.41 - $4.00, remaining life 2 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 0.41
Exercise Price, high end of the range (in dollars per share)	$ 4.00
Outstanding Number of Shares	136,296
Remaining Life (in years)	2 years
Exercisable Number of Shares	136,296
Exercise price range $0.41 - $4.00, remaining life 3 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 0.41
Exercise Price, high end of the range (in dollars per share)	$ 4.00
Outstanding Number of Shares	226,720
Remaining Life (in years)	3 years
Exercisable Number of Shares	226,720
Exercise price range $0.41 - $4.00, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 0.41
Exercise Price, high end of the range (in dollars per share)	$ 4.00
Outstanding Number of Shares	112,610
Remaining Life (in years)	4 years
Exercisable Number of Shares	71,405
Exercise price range $0.41 - $4.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 0.41
Exercise Price, high end of the range (in dollars per share)	$ 4.00
Outstanding Number of Shares	158,492
Remaining Life (in years)	5 years
Exercise price range $4.01 - $10.00, remaining life less than 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 4.01
Exercise Price, high end of the range (in dollars per share)	$ 10.00
Outstanding Number of Shares	79,563
Exercisable Number of Shares	79,563
Exercise price range $4.01 - $10.00, remaining life less than 1 year | Maximum
Options outstanding and exercisable
Remaining Life (in years)	1 year
Exercise price range $4.01 - $10.00, remaining life 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 4.01	$ 4.01	$ 4.01
Exercise Price, high end of the range (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Outstanding Number of Shares	38,625	97,938	43,498
Remaining Life (in years)	1 year	1 year	1 year
Exercisable Number of Shares	38,625	97,938	43,498
Exercise price range $4.01 - $10.00, remaining life 2 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 4.01	$ 4.01	$ 4.01
Exercise Price, high end of the range (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Outstanding Number of Shares	4,062	9,000	107,126
Remaining Life (in years)	2 years	2 years	2 years
Exercisable Number of Shares	4,062	9,000	106,502
Exercise price range $4.01 - $10.00, remaining life 3 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 4.01	$ 4.01	$ 4.01
Exercise Price, high end of the range (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Outstanding Number of Shares	7,000	4,062	13,062
Remaining Life (in years)	3 years	3 years	3 years
Exercisable Number of Shares	7,000	4,062	10,281
Exercise price range $10.01 - $20.00, remaining life less than 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 10.01
Exercise Price, high end of the range (in dollars per share)	$ 20.00
Outstanding Number of Shares	13,125
Exercisable Number of Shares	13,125
Exercise price range $10.01 - $20.00, remaining life less than 1 year | Maximum
Options outstanding and exercisable
Remaining Life (in years)	1 year
Exercise price range $10.01 - $20.00, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 10.01	$ 10.01
Exercise Price, high end of the range (in dollars per share)	$ 20.00	$ 20.00
Outstanding Number of Shares	17,500	28,750
Remaining Life (in years)	4 years	4 years
Exercisable Number of Shares	17,500	28,750
Exercise price range $20.01 - $30.00, remaining life less than 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 20.01
Exercise Price, high end of the range (in dollars per share)	$ 30.00
Outstanding Number of Shares	3,750
Exercisable Number of Shares	3,750
Exercise price range $20.01 - $30.00, remaining life less than 1 year | Maximum
Options outstanding and exercisable
Remaining Life (in years)	1 year
Exercise price range $20.01 - $30.00, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 20.01	$ 20.01
Exercise Price, high end of the range (in dollars per share)	$ 30.00	$ 30.00
Outstanding Number of Shares	28,500	31,000
Remaining Life (in years)	4 years	4 years
Exercisable Number of Shares	28,500	31,000
Exercise price range $30.01 - $40.00, remaining life less than 1 year
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 30.01
Exercise Price, high end of the range (in dollars per share)	$ 40.00
Outstanding Number of Shares	12,500
Exercisable Number of Shares	12,500
Exercise price range $30.01 - $40.00, remaining life less than 1 year | Maximum
Options outstanding and exercisable
Remaining Life (in years)	1 year
Exercise price range $30.01 - $40.00, remaining life 5 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 30.01	$ 30.01
Exercise Price, high end of the range (in dollars per share)	$ 40.00	$ 40.00
Outstanding Number of Shares	13,313	25,813
Remaining Life (in years)	5 years	5 years
Exercisable Number of Shares	13,313	25,813
Exercise price range $40.01 - $48.72, remaining life 4 years
Options outstanding and exercisable
Exercise Price, low end of the range (in dollars per share)	$ 40.01
Exercise Price, high end of the range (in dollars per share)	$ 48.72
Outstanding Number of Shares	3,750
Remaining Life (in years)	4 years
Exercisable Number of Shares	3,750